Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Net of accumulated depreciation	$ 96,989	$ 88,823	$ 64,091
Net of debt discount	$ 484,665	$ 309,317	$ 689,176
Preferred Stock, par value (in dollars per share)		$ 0.001
Preferred Stock, shares authorized		20,000,000
Preferred Stock, shares issued		0
Preferred Stock, shares outstanding			0
Common Stock, par value (in dollars per share)	$ 0.000001	$ 0.000001	$ 0.000001
Common Stock, shares authorized	15,000,000	15,000,000	15,000,000
Common Stock, shares issued	2,800,973	1,427,163	538,464
Common Stock, shares Outstanding	2,800,973	1,427,163	538,464
Series D Preferred Stock [Member]
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	870	870	870
Preferred Stock, shares issued	870	870
Preferred Stock, shares outstanding	870	870
Series A Preferred Stock [Member]
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	330,000	330,000	330,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Series B Preferred Stock [Member]
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	20,000	20,000	20,000
Preferred Stock, shares issued	20,000	20,000	20,000
Preferred Stock, shares outstanding	20,000	20,000	20,000
Series C Preferred Stock [Member]
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	7,250	7,250	7,250
Preferred Stock, shares issued	7,250	7,250	7,250
Preferred Stock, shares outstanding	7,250	7,250	6,750